Reportable Segments - Schedule of Reconciliation of Consolidated Segment (Details) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended					12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Revenues	$ 3,980,655	$ 3,354,437		$ 1,620,995	$ 1,432,721	$ 1,271,473	$ 1,577,518	$ 3,332,561	$ 2,848,991	$ 10,692,259		$ 6,686,998		$ 4,281,712	$ 10,421,352	$ 5,765,889
Segment gross margin	2,073,296	2,784,703	$ 776,996	1,234,742	954,322	797,186	1,002,196	2,011,738	1,799,382	5,521,759		4,796,441		2,753,704	7,177,580	3,832,694
Less (1):
Compensation and related benefits	1,213,678	1,730,369								4,543,136		3,536,689			5,306,458	4,417,028
General and administrative expenses	2,917,139	2,218,289	568,469	210,767	284,834	386,346	341,213	779,236	727,559	7,122,202		2,997,525		1,012,393	6,553,961	1,202,456
Transaction expenses	0	455,834	228,307					254,645		0		710,479			792,796	86,799
Goodwill impairment	0	56,675,210								0		56,675,210			56,675,210	0
Segment operating income (loss)	(2,057,521)	(58,294,999)	(932,523)	104,060	(353,066)	(689,837)	(715,855)	(828,463)	(1,405,692)	(6,143,579)		(59,123,462)		(1,758,758)	(62,150,845)	(1,873,589)
Reconciliation to income (loss) before income taxes:
Interest expense	(755,866)	(115,385)	(341,835)					(351,145)		(1,727,110)		(466,530)			(211,459)	(191,323)
Other (expense) income, net	(5)	(2)								183,004		0			504	(20,114)
Change in fair value of financial instruments	2,828,647	5,737,606								1,412,351		6,285,706			6,176,097	0
Loss on extinguishment of debt		595,000										2,213,234
Loss on issuance of financial instruments		(645,979)								(126,125)		(645,979)			(645,979)	0
Loss before benefit from (provision for) income taxes	(289,745)	(53,913,759)	$ (2,344,490)	94,750	(411,007)	(681,686)	(717,572)	(2,249,740)	(1,399,258)	(6,844,479)		(56,163,499)		(1,810,265)	(59,344,916)	(1,886,964)
Operating Segments [Member]
Revenues:
Revenues										10,692,259		6,686,998			10,421,352	5,765,889
Cost of revenues										5,170,500		1,890,557			3,243,772	1,933,195
Segment gross margin										5,521,759		4,796,441			7,177,580	3,832,694
Less (1):
Compensation and related benefits															4,628,092	4,417,028
General and administrative expenses										4,157,193	[1]	2,207,108	[1]		4,252,531	1,202,456
Transaction expenses												313,868	[1]		93,000	86,799
Goodwill impairment												56,675,210	[1]		56,675,210
Segment operating income (loss)										(2,932,144)		(57,815,524)	[1]		(58,471,253)	(1,873,589)
Reconciliation to income (loss) before income taxes:
Interest expense										(1,727,110)		(466,530)
Corporate, non-segment [Member]
Reconciliation to income (loss) before income taxes:
Unallocated corporate overhead expenses										3,211,435		1,307,938			(3,679,592)
Interest expense										1,727,110		466,530			(1,200)	(191,323)
Other (expense) income, net										183,004
Change in fair value of financial instruments										(1,412,351)		(6,285,706)
Loss on extinguishment of debt										(443,020)
Loss on issuance of financial instruments										(126,125)		(645,979)
Loss before benefit from (provision for) income taxes										(6,844,479)		(56,163,499)
Reconciling items [Member]
Reconciliation to income (loss) before income taxes:
Interest expense															(211,459)
Other (expense) income, net															504	(20,114)
Change in fair value of financial instruments															6,176,097	90,200
Loss on extinguishment of debt															(2,513,234)	107,862
Loss on issuance of financial instruments															(645,979)
Technology [Member] | Operating Segments [Member]
Revenues:
Revenues										6,120,532		5,510,360			8,203,619	5,765,889
Cost of revenues										3,155,673		1,365,568			2,241,096	1,933,195
Segment gross margin										2,964,859		4,144,792			5,962,523	3,832,694
Less (1):
Compensation and related benefits															3,751,534	4,417,028
General and administrative expenses										999,604	[1]	1,235,632	[1]		1,854,796	1,202,456
Transaction expenses												313,868	[1]		93,000	86,799
Goodwill impairment												0	[1]		0
Segment operating income (loss)										(1,220,313)		(389,240)	[1]		263,193	(1,873,589)
Reconciliation to income (loss) before income taxes:
Interest expense										(64,171)		(55,678)			(77,128)	(191,323)
Technology [Member] | Corporate, non-segment [Member]
Reconciliation to income (loss) before income taxes:
Interest expense										(1,492,284)		(348,873)
Telehealth [Member] | Operating Segments [Member]
Revenues:
Revenues										4,571,727		1,176,638			2,217,733	0
Cost of revenues										2,014,827		524,989			1,002,676	0
Segment gross margin										2,556,900		651,649			1,215,057	0
Less (1):
Compensation and related benefits															876,558	0
General and administrative expenses										3,157,589	[1]	971,476	[1]		2,397,735	0
Transaction expenses												0	[1]		0	0
Goodwill impairment												56,675,210	[1]		56,675,210
Segment operating income (loss)										(1,711,831)		(57,426,284)	[1]		(58,734,446)	0
Reconciliation to income (loss) before income taxes:
Interest expense										(170,655)		(61,979)			(133,131)	0
Subscription fees [Member]
Revenues:
Revenues	894,514	1,037,457								2,602,186		3,080,085			4,115,126	4,044,807
Subscription fees [Member] | Operating Segments [Member]
Revenues:
Revenues										2,602,186		3,080,085			4,115,126	4,044,807
Subscription fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Revenues										2,602,186		3,080,085			4,115,126	4,044,807
Subscription fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Revenues										0					0	0
Professional services and other fees [Member]
Revenues:
Revenues	603,696	396,455								2,524,853		1,145,930			2,108,307	1,063,114
Professional services and other fees [Member] | Operating Segments [Member]
Revenues:
Revenues										2,524,853		1,145,930			2,108,307	1,063,114
Professional services and other fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Revenues										2,524,853		1,145,930			2,108,307	1,063,114
Professional services and other fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Revenues										0					0	0
Technical engineering fees [Member]
Revenues:
Revenues	163,523	806,456		$ 287,950	$ 201,228	$ 29,900	$ 156,937	$ 477,889	$ 186,837	993,493		1,284,345		$ 388,065	1,980,186	657,968
Technical engineering fees [Member] | Operating Segments [Member]
Revenues:
Revenues										993,493		1,284,345			1,980,186	657,968
Technical engineering fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Revenues										993,493		1,284,345			1,980,186	657,968
Technical engineering fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Revenues										0					0	0
Patient fees [Member]
Revenues:
Revenues	882,529	623,198								2,069,565		654,718			1,207,343	0
Patient fees [Member] | Operating Segments [Member]
Revenues:
Revenues										2,069,565		654,718			1,207,343
Patient fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Revenues										0		0			0
Patient fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Revenues										2,069,565		654,718			1,207,343
Telehealth fees [Member]
Revenues:
Revenues	1,436,393	485,971								2,499,662		516,540			1,003,510	0
Telehealth fees [Member] | Operating Segments [Member]
Revenues:
Revenues										2,499,662		516,540			1,003,510
Telehealth fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Revenues										0		0			0
Telehealth fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Revenues										2,499,662		516,540			1,003,510
Institutional fees [Member]
Revenues:
Revenues	$ 0	$ 4,900								2,500		5,380			6,880	$ 0
Institutional fees [Member] | Operating Segments [Member]
Revenues:
Revenues										2,500		5,380			6,880
Institutional fees [Member] | Technology [Member] | Operating Segments [Member]
Revenues:
Revenues										0		0			0
Institutional fees [Member] | Telehealth [Member] | Operating Segments [Member]
Revenues:
Revenues										$ 2,500		$ 5,380			$ 6,880

[1]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.